Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consist of the following at December 31:

	2014	2013
Prepaid insurance	$6.3	$7.4
Prepaid expenses	15.8	13.0
Other receivables and current assets	3.0	5.5
Parts and supplies inventory	9.1	9.3
	$34.2	$35.2